Premises and Equipment, Net - Components of Premises and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Computer Software [Member]	Dec. 31, 2012 Computer Software [Member]	Dec. 31, 2013 Computer Hardware [Member]	Dec. 31, 2012 Computer Hardware [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2013 Office Equipment and Other [Member]	Dec. 31, 2012 Office Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Useful Lives				7 years		3 years		3 years		3 years
Premises and equipment		$ 236,564	$ 178,859	$ 189,964	$ 151,632	$ 29,011	$ 14,702	$ 11,175	$ 6,859	$ 6,414	$ 5,666
Less: Accumulated depreciation and amortization		(80,717)	(41,074)
Premises and equipment, net	$ 143,592	$ 155,847	$ 137,785